Share based compensations (Details) - Schedule of summary of the stock option activity	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule of Summary of The Stock Option Activity [Abstract]
Number of Options Outstanding, Beginning Balance | shares
Weighted Average Exercise Price, Beginning Balance | $ / shares
Number of Options, Granted | shares	287,922
Weighted Average Exercise Price, Granted | $ / shares	$ 4.2
Number of Options, Forfeited | shares	(53,622)
Weighted Average Exercise Price, Forfeited | $ / shares	$ 4.2
Number of Options Outstanding, Ending Balance | shares	234,300
Weighted Average Exercise Price, Ending Balance | $ / shares	$ 4.2
Number of Options, Outstanding, Options exercisable | shares	20,218
Weighted Average Exercise Price, Options exercisable | $ / shares	$ 4.2